RISK MANAGEMENT - Mitigation of credit risk, collateral and other (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Credit exposure	$ 263,369,003	$ 330,446,092
Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	17,883,355	29,120,316
Less than 50% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	6,828,495	9,023,386
51 - 70% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	6,139,066	9,821,038
71 - 90% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	3,595,794	8,588,798
91 - 100% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	1,019,031	1,347,872
More than 100% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	300,969	339,222
Financial instruments credit-impaired [member] | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	497,132	1,098,657
Financial instruments credit-impaired [member] | Less than 50% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	141,621	230,561
Financial instruments credit-impaired [member] | 51 - 70% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	184,151	346,707
Financial instruments credit-impaired [member] | More than 70% | Mortgage [member]
Disclosure of financial assets [line items]
Credit exposure	$ 171,360	$ 521,389